Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Loss	$ (2,650)	$ (2,638)	$ (3,535)
Adjustments to the profit or loss items:
Depreciation and amortization	1	33	164
Cost of share-based payment	24	169	91
Finance expenses, net	13	710	(476)
Impairment of investment in associate			795
Total adjustments to the profit or loss	38	912	574
Working capital adjustments:
Decrease (increase) in other accounts receivable	(137)	(557)	(519)
Increase (decrease) in trade payables	(202)	193	(752)
Decrease in other accounts payable		(43)	(75)
Working capital	(339)	(407)	(1,346)
Net cash used in operating activities	(2,951)	(2,133)	(4,307)
Cash flows from investing activities:
Investment in restricted bank deposits	(1)		24
Net cash provided by investing activities	(1)		24
Cash flows from financing activities:
Proceeds from issue of share capital and warrants (net of issuance expenses) (Note 4)	7,699	1,441	5,026
Payment of issuance expenses related to previous period (b)			116
Interest paid on lease liability			(7)
Repayment of lease liability			(26)
Exercise of warrants (Note 4c)	1,085
Repayment of short-term credit	(188)	(8)	(1,410)
Receipt of short-term credit from others, net		(26)	1,660
Net cash provided by financing activities	8,596	1,407	5,359
Increase (decrease) in cash and cash equivalents	5,644	(726)	1,076
Cash and cash equivalents at the beginning of the period	1,946	870	870
Cash and cash equivalents at the end of the period	7,590	144	1,946
Investment in associate		742
Exercise of warrants		1,419
Modification of leasing agreement		$ 101